UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho              May 15, 2012
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       32

Form 13F Information Table Value Total:       $2,238,139
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                      COLUMN  2          COLUMN 3   COLUMN 4     COLUMN 5        COL 6   COL 7             COLUMN 8

                              TITLE OF                      VALUE     SHRS OR   SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP      (X$1000)   PRN AMT   PRN CALL   DSCRTN  MGRS      SOLE     SHARED    NONE
AGNICO EAGLE MINES LTD        COM               008474108     31,685    949,227 SH         SOLE    NONE       949,227
AURICO GOLD INC               COM               05155C105     31,428  3,543,185 SH         SOLE    NONE     3,543,185
AURIZON MINES LTD             COM               05155P106      8,296  1,696,825 SH         SOLE    NONE     1,696,825
BARRICK GOLD CORP             COM               067901108     58,770  1,351,659 SH         SOLE    NONE     1,351,659
BARRICK GOLD CORP             COM               067901108     53,811  1,237,600     CALL   SOLE    NONE     1,237,600
COEUR D ALENE MINES CORP IDA  COM NEW           192108504     30,192  1,271,795 SH         SOLE    NONE     1,271,795
COMSTOCK MNG INC              COM               205750102      1,349    688,026 SH         SOLE    NONE       688,026
ELDORADO GOLD CORP NEW        COM               284902103     16,695  1,216,305 SH         SOLE    NONE     1,216,305
EXETER RES CORP               COM               301835104      5,687  2,064,017 SH         SOLE    NONE     2,064,017
GOLDCORP INC NEW              COM               380956409        763     16,930 SH         SOLE    NONE        16,930
GOLDEN MINERALS CO            COM               381119106      1,366    162,000 SH         SOLE    NONE       162,000
GOLDEN STAR RES LTD CDA       COM               38119T104      3,390  1,822,482 SH         SOLE    NONE     1,822,482
HUDBAY MINERALS INC           COM               443628102     10,926    996,800 SH         SOLE    NONE       996,800
IAMGOLD CORP                  COM               450913108      2,337    175,674 SH         SOLE    NONE       175,674
JAGUAR MNG INC                COM               47009M103     11,086  2,354,287 SH         SOLE    NONE     2,354,287
KIMBER RES INC                COM               49435N101      2,295  2,490,199 SH         SOLE    NONE     2,490,199
KINROSS GOLD CORP             COM NO PAR        496902404     50,538  5,162,252 SH         SOLE    NONE     5,162,252
KOBEX MINERALS INC            COM               49989C105        134    238,285 SH         SOLE    NONE       238,285
MAG SILVER CORP               COM               55903Q104      9,980    986,206 SH         SOLE    NONE       986,206
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100     48,103    971,000     CALL   SOLE    NONE       971,000
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589     46,450  1,892,077 SH         SOLE    NONE     1,892,077
MIDWAY GOLD CORP              COM               598153104        451    445,429 SH         SOLE    NONE       445,429
MINEFINDERS CORP LTD          COM               602900102     19,786  1,413,646 SH         SOLE    NONE     1,413,646
NEWMONT MINING CORP           COM               651639106     90,128  1,757,900     CALL   SOLE    NONE     1,757,900
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104     88,200  1,305,700     PUT    SOLE    NONE     1,305,700
PRIMERO MNG CORP              COM               74164W106      7,296  2,806,200 SH         SOLE    NONE     2,806,200
RANDGOLD RES LTD              ADR               752344309      8,576     97,473 SH         SOLE    NONE        97,473
SPDR GOLD TRUST               GOLD SHS          78463V107     45,126    278,350 SH         SOLE    NONE       278,350
SPDR GOLD TRUST               GOLD SHS          78463V107  1,296,960  8,000,000     CALL   SOLE    NONE     8,000,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103    153,708  1,091,600     PUT    SOLE    NONE     1,091,600
STILLWATER MNG CO             COM               86074Q102     73,909  5,847,268 SH         SOLE    NONE     5,847,268
VISTA GOLD CORP               COM NEW           927926303     28,717  9,145,644 SH         SOLE    NONE     9,145,644











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